Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

9. Income Taxes

The Company is registered in the Cayman Islands and mainly operates in two taxable jurisdictions—the PRC and Hong Kong.

The Group’s income before income taxes is as follows:

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands, except percentage)
Income before income tax expenses	602,397	375,913	550,718
Less: loss from non-China operations	(106,256)	(57,031)	(232,830)
Income from China operations	708,653	432,944	783,548
Income tax expense applicable to non-China operations	21,473	2,852	1,355
Income tax expense applicable to China operations	88,091	58,464	137,486
Total income tax expenses	109,564	61,316	138,841
Effective tax rate for China operations	12.4%	13.5%	17.5%
Effective tax rate for the Group	18.2%	16.3%	25.2%

The Company generated the majority of its operating income from PRC operations and has recorded income tax provision for the periods presented. The Group’s loss from non-China operations mainly included stock-based compensation, fair value changes through earnings on investments and investment-related impairment recorded by the Group’s non-China subsidiaries. The Group’s non-China operations have recognized US$21.5 million deferred tax charges from fair value change of investments in 2019.

9. Income Taxes (Continued)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is required.

Hong Kong

Weibo HK is subject to 16.5%Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Commencing from the year of assessment 2018/2019, the first HK$2 million of profits earned by entities incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. As of December 31, 2019, 2020 and 2021, the Company’s Hong Kong subsidiary had a net operating loss of US$8.9 million, US$10.4 million and US$0.8 million, which can be carried forward indefinitely to offset future taxable income. The deferred tax assets of Weibo HK as of December 31, 2019, 2020 and 2021 consist mainly of net operating loss carried forward, for which a full valuation allowance was provided. The management believes it is more likely than not that these assets will not be realized in the future.

China

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment. Preferential tax treatments will be granted to companies conducting businesses in certain encouraged sectors and to entities qualified as “software enterprise”, “key software enterprise” (“KSE”) and/or “high and new technology enterprise” (“HNTE”). Weibo Technology, the Group’s WFOE, was qualified as a “software enterprise” in 2020, it will not enjoy a reduced tax rate for its “software enterprise” status as it has been five years since its first profitable year of 2015 and it has already benefited from the preferential tax treatment of “software enterprise” status from 2015 to 2019. Weibo Technology was also granted the HNTE status for the fiscal years from 2017 to 2022, which entitled the qualified entity a preferential tax rate of 15% in 2020 and 2021. Its qualification as a HNTE is subject to self-evaluation, and the relevant documents should be retained for future examination purpose. Upon the expiration of qualification, re-accreditation of certification from the relevant authorities is necessary for Weibo Technology to continue enjoying the preferential tax treatment. In addition, certain of the Group’s other PRC entities are also qualified as a “software enterprise”, and/or HNTE, and currently enjoy the respective preferential tax treatments.

According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities were entitled to claim 150% of their research and development expenses incurred as tax deductible expenses when determining their assessable profits for that year (the “R&D Deduction”). The State Taxation Administration of the PRC (“STA”) announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as R&D Deduction from January 1, 2018 to December 31, 2020. The deadline for enjoying this preferential R&D deduction policy was extended to December 31, 2023 as announced in March 2021 by STA.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should Weibo be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25%.

The EIT Law also imposes a withholding income tax rate of 10% on dividends distributed by a WFOE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006 and subsequent amendments, dividends paid by a WFOE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the WFOE).

9. Income Taxes (Continued)

China (Continued)

The operations of the Group’s WFOE in China are invested and held by Weibo HK. If the Company is regarded as a non-resident enterprise and Weibo HK is regarded as a resident enterprise, then Weibo HK may be required to pay a 10% withholding tax on any dividends payable to the Company. Under such circumstances, if Weibo HK is deemed to be a “PRC resident enterprise”, the dividends distributed from Weibo Technology to Weibo HK is not subject to dividend withholding tax. Also, Weibo HK would be subject to PRC enterprise income tax on at a rate of 25%. If Weibo HK is regarded as a non-resident enterprise, then Weibo Technology may be required to pay a 5% withholding tax for any dividends payable to Weibo HK. The current policy approved by the Company’s board of directors allows the Group to distribute PRC earnings offshore only if the Group does not have to pay a dividend tax. As of December 31, 2021, the Group had a total undistributed PRC earnings of RMB 19.3 billion, which undistributed earnings that are subject to dividend tax are expected to be indefinitely reinvested for the foreseeable future. The Group did not record any withholding tax for its PRC earnings and considered determination of such withholding tax amount not practicable.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses of the Group:

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands)
Deferred tax provisions (benefits)	16,839	(15,727)	(12,478)
Current income tax expenses	92,725	77,043	151,319
Income tax expenses	109,564	61,316	138,841

Reconciliation of the statutory tax rate to the effective tax rate

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	Year Ended December 31,
	2019	2020	2021
Statutory EIT rate	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment(1)	(16.1)%	(24.1)%	(13.1)%
Research and development super-deduction	(1.4)%	(3.5)%	(7.5)%
Non-deductible expenses and non-taxable income and others (2)	0.4%	(0.6)%	9.2%
Change in valuation allowance	2.4%	14.9%	0.7%
Tax rate difference from statutory rate in other jurisdictions	7.9%	4.6%	10.9%
Effective tax rate for the Group	18.2%	16.3%	25.2%
(1)	Included the impact of Weibo Technology’s preferential tax treatment of “key software enterprise” status of 2018 in 2019, and 2019 in 2020, respectively, as well as preferential tax treatment benefited by certain other PRC entities.
(2)	Included the impact of uncertain tax positions recognized for 2021.

9. Income Taxes (Continued)

The provision for income taxes for China operations for the years ended December 31, 2019, 2020 and 2021 differs from the amounts computed by applying the statutory EIT rate primarily due to the preferential tax treatments described above enjoyed by the WFOE, Weibo Technology, during the periods presented. For the year ended December 31, 2019, Weibo Technology enjoyed a tax reduction of US$83.2 million due to the preferential tax treatment of being a qualified software enterprise. It also enjoyed a tax reduction of US$55.1 million and US$55.1 million for the HNTE status in 2020 and 2021. The WFOE further recognized preferential tax treatment of “key software enterprise” status and tax benefit of research and development super deduction of US$21.5 million for 2018 in 2019, and US$26.6 million for 2019 in 2020. It also recognized tax benefit of research and development super deduction of US$41.4 million in 2021 and the preferential tax treatment of “Key software enterprise” status lapsed in 2021. The Group did not recognize these tax benefits in the corresponding year as they were uncertain, and only recorded them on a lag basis when the tax benefits become more-likely-than-not to be sustained in the next year. If the Group assessed that the benefits were more-likely-than-not to be sustained in the corresponding year, they would accordingly recognize the tax benefits.The preferential tax treatments benefited by the Group during the three-year period ended December 31, 2021 amounting to US$97.1 million, US$90.3 million and US$72.3 million, resulted in an effect of US$0.43, US$0.40 and US$0.32 on basic net income per share in 2019, 2020 and 2021, respectively.

Deferred tax assets and liabilities

The following table sets forth the significant components of deferred tax assets and liabilities for the Group:

	As of December 31,
	2020	2021

	(In US$ thousands)
Deferred tax assets:
Net operating loss carry forwards	8,872	7,875
Valuation allowance	(8,872)	(7,875)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities	107,892	126,753
Valuation allowance	(80,872)	(86,216)
Net deferred tax assets	27,020	40,537

Deferred tax liabilities:
Acquired intangible assets	30,999	36,471
Depreciation	1,435	1,662
Investment gain	25,496	28,454
Others	369	316
Total deferred tax liabilities	58,299	66,903

9. Income Taxes (Continued)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies. The valuation allowance on deferred tax assets as of December 31, 2020 and 2021 was US$89.7 million and US$94.1 million, respectively. The valuation allowance primarily consists of credit loss allowances and investment impairment charges/fair value change of investments. Historically, deferred tax assets were valued using the tax rate applicable to each entity for China operations. Net operating loss carry forwards for China operations as of December 31, 2021 will expire, if unused, in the years ending December 31, 2022 through December 31, 2026.

Uncertain tax position

Except for the lag recognition of preferential tax treatment of KSE status, research and development super deduction and stock based related deduction, the Group did not record any liability or decrease in deferred tax asset related to uncertain tax positions as of December 31, 2020 and 2021, and thus, no interest and penalties related to uncertain tax positions were recorded.

For the year ended December 31, 2021, based on interactions with the tax authorities, the Group received additional guidance regarding certain areas with heightened requirements, and updated its estimate of related tax benefit amount that is expected to be sustained upon settlement with tax authorities. Additional US$27.9 million tax liability related to uncertain tax positions was recognized for 2021, which is based on the updated estimate of the largest amount of tax benefit that is greater than 50% likely to be realized upon settlement with the tax authorities. It is possible that the estimate and ultimate resolution of these uncertain tax positions may further change based on further interactions with the tax authorities.

In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2017 through 2021 remain subject to the review by the relevant PRC tax authorities.